22. Borrowings (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	R$ 2,934,260	R$ 2,974,839
2020
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	5,580,069
2021
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	503,246
2022
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	190,244
2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	188,586
2024
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	288,337
After 2024
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	1,205,778
Foreign currency
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	103,646	88,485
Foreign currency | 2020
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Foreign currency | 2021
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Foreign currency | 2022
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Foreign currency | 2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Foreign currency | 2024
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	103,646
Foreign currency | After 2024
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	0
Local currency
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	2,830,614	R$ 2,886,354
Local currency | 2020
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	558,069
Local currency | 2021
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	503,246
Local currency | 2022
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	190,244
Local currency | 2023
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	188,586
Local currency | 2024
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	184,691
Local currency | After 2024
DisclosureOfMaturityOfNoncurrentInstallmentsLineItems [Line Items]
Loans and financing, noncurrent	R$ 1,205,778